Organization, Basis of Presentation and Management's Plans	12 Months Ended
Dec. 31, 2014
Organization, Basis of Presentation and Management's Plans [Abstract]
Organization, Basis of Presentation and Management's Plans

Note 1 - Organization, Basis of Presentation and Management's Plans

Organization

Enerpulse Technologies, Inc. was incorporated in the state of Nevada on May 3, 2010 and conducts its operations primarily through its wholly-owned subsidiary, Enerpulse, Inc. (collectively the “Company”). Enerpulse, Inc. (Enerpulse) was incorporated in the state of Delaware on January 20, 2004. The Company engages in the design, development, manufacturing and marketing of an energy and efficiency enhancing product in the automotive industry. Company headquarters are located in Albuquerque, New Mexico.

Basis of Presentation

On September 4, 2013, Enerpulse's shareholders transferred 100% of the outstanding shares of Enerpulse to L2 Medical Development Company (L2 MDC), a publicly traded US shell company, in exchange for 7,646,780 shares of common stock of L2 MDC (the “Merger”), equal to 93.5% of the issued and outstanding shares of L2 MDC on a fully diluted basis, after giving effect to the conversion of all of Enerpulse's outstanding preferred stock. In addition, a convertible note automatically converted into 686,725 shares of L2 MDC common stock and a warrant to purchase 87,500 shares of common stock on the date of the Merger.

The Merger was accounted for as a reverse acquisition and a recapitalization of Enerpulse. Enerpulse is the acquirer for accounting purposes and L2 MDC is treated as the acquired company. As a result of the Merger, Enerpulse's historical financial statements for the periods prior to the acquisition have been retroactively restated for, and give effect to, the number of shares received in the Merger. The accumulated deficit of Enerpulse was carried forward after the acquisition.

Effective October 4, 2013, L2 MDC changed its name to Enerpulse Technologies, Inc.

The consolidated financial statements of the Company and its wholly-owned subsidiary are prepared in conformity with generally accepted accounting principles in the United States (U.S. GAAP). All significant intercompany balances and transactions have been eliminated in consolidation.

Subsequent events have been evaluated through the issuance date of these consolidated financial statements.

Management's Plans

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company reported a net loss of approximately $3,828,000 and $3,952,000 for the years ended December 31, 2014 and 2013, respectively, and anticipates a net loss for 2015. The Company also used net cash in operations of approximately $3,010,000 and $3,054,000 for the years ended December 31, 2014 and 2013, respectively, and has working capital deficit of approximately $265,000 at December 31, 2014. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. Management's plans are to secure additional funding to cover working capital needs until positive cash flow from operations occurs, which is anticipated to commence in late 2015. The Company has a history of securing funding from various venture capital firms (approximately $22 million) since 2004. In addition, the Company filed with the SEC, a Registration Statement on Form S-1 (the “Offering”), which was declared effective by the SEC on May 13, 2014 for the public offering of 5,000,000 shares of common stock and 5,000,000 warrants to purchase up to an aggregate of 7,500,000 shares of common stock. On May 16, 2014, the Company announced the pricing of the Offering, and on May 21, 2014, the Company closed the Offering for 5,000,000 shares of its common stock and 5,000,000 warrants at an offering price of $0.75 per share and $0.05 per warrant, resulting in gross proceeds of $4.0 million. During March 2014, the Company also received $230,000 in financing in exchange for promissory notes with warrants, which funded the Company prior to the closing of the Offering. In addition, on November 3, 2014, the Company entered into an agreement with the Company's placement agent in connection with a capital raise from accredited investors of approximately $3.0 million of the Company's equity or equity-linked securities. On February 20, 2015, the Company closed on $3,050,000 in thirty-six month convertible notes at a 6% interest rate and 50% warrant coverage. Warrants were issued for 7,625,000 common shares at an exercise price of $0.20 per share. The notes are convertible into 15,250,000 shares of the Company's common stock (Note 16).